Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 44
Addition	(25)	$ (10)	$ (267)
Amortization and usage	(5)	(47)	(36)
Impairment charges (Note 4)	0	(85)	(244)
Balance at end of year	130	44
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	44	435	459
Addition	340	205	968
Amortization and usage	(254)	(511)	(747)
Exchange difference			(1)
Impairment charges (Note 4)		(85)	(244)
Balance at end of year	$ 130	$ 44	$ 435